Earnings Per Share	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15 — EARNINGS PER SHARE

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Basic Earnings Per Share Numerator
Profit for the period attributable to owners of the Company	$153,735	$828,559

Diluted Earnings Per Share Numerator
Profit for the period attributable to owners of the Company	$153,735	$828,559

Basic Earnings Per Share Denominator
Ordinary shares :	11,000,000	10,000,000
Additions from actual events:
– Issuance of ordinary shares, weighted	—	—
Basic weighted average shares outstanding	11,000,000	10,000,000

Diluted Earnings Per Share Denominator
Basic weighted average shares outstanding	11,000,000	10,000,000
Dilutive shares: Potential additions from dilutive events:
	—	—
Diluted Weighted Average Shares Outstanding:	11,000,000	10,000,000

Earnings Per Share
– Basic*	$0.014	$0.083
– Diluted*	$0.014	$0.083
Weighted Average Shares Outstanding
– Basic*	11,000,000	10,000,000
– Diluted*	11,000,000	10,000,000

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.